Schedule of Assets (Schedule of Assets (Held at End of Year) III) (Details) - EPB 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 6,229,412
Total	$ 264,204,038
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Mutual Fund [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 104,260,825
Cal-Maine Foods, Inc. Common Stock [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,896,794
Par value per share | $ / shares	$ 0.01